3/5/2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Premier Investment Funds, Inc.

-Dreyfus Diversified International Fund

-Dreyfus Global Real Estate Securities Fund

 1933 Act File No.: 33-44254
 1940 Act File No.: 811-06490
 CIK No.: 0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the above-referenced Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 110 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2019.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Walton
Vickie Walton
Analyst/Paralegal